Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income taxes [line items]
Tax loss carryforwards	$ (69.2)
Differences between basis: account x tax	9.5	$ (27.1)	$ 73.6
Assets and liabilities held for sale	(97.6)	(104.6)
Deferred tax assets (liabilities), net	(408.2)	(370.1)	$ (271.6)	$ (232.4)
Total deferred tax liability	(505.8)	(474.7)
Components of deferred tax assets and liabilities [Member]
Disclosure of income taxes [line items]
Temporarily non-deductible provisions	155.3	133.7
Tax loss carryforwards	7.1	0.5
Functional currency effect of the non-monetary assets	(529.1)	(509.3)
Gains not realized from sales of the Company to subsidiaries	14.7	14.5
Effect of differences by fixed asset	(21.4)	14.1
Differences between basis: account x tax	(33.1)	(23.6)
Assets and liabilities held for sale	(1.7)	0.0
Deferred tax assets (liabilities), net	(408.2)	(370.1)
Total deferred tax asset	97.6	104.6
Total deferred tax liability	$ (505.8)	$ (474.7)